Loans And Allowance For Credit Losses (Loans By Domicile And Industry Of Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (249,933)		¥ (260,090)
Total Loans, net	111,194,207	[1]	110,276,411	[1]
Loans held for sale	161,143		46,635
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	69,251,991		70,526,583
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,830,368		11,540,753
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	995,117		980,877
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,829,920		10,989,562
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,657,310		2,693,561
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,258,327		8,475,143
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,177,491	[2]	3,985,106	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,527,605		1,443,466
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,226,941		13,496,763
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,748,912		16,921,352
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,192,149		40,009,918
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	903,076		811,475
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,745,585	[2]	9,792,255	[2]
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	25,546,003		24,533,816
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 4,997,485		¥ 4,872,372

[1]	The above table includes loans held for sale of ¥46,635 million at March 31, 2014 and ¥161,143 million at September 30, 2014, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.